                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Burnham Fund

PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2010 - (UNAUDITED)

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS 88.57%
(PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY 12.45%
AUTO MANUFACTURERS 2.52%
   - Ford Motor Co.                                       150,000   $  1,836,000
                                                                    ------------
CASINO & GAMING 1.67%
   - Las Vegas Sands Corp.(a, b)                           35,000      1,219,750
                                                                    ------------
INTERNET RETAIL 1.16%
      Expedia, Inc.                                        30,000        846,300
                                                                    ------------
RESTAURANTS 7.10%
   - Chipotle Mexican Grill, Inc.,
      Class A                                              15,000      2,580,000
      McDonald's Corp.                                     35,000      2,607,850
                                                                    ------------
                                                                       5,187,850
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY (COST: $4,634,131)                        9,089,900
                                                                    ------------
CONSUMER STAPLES 3.64%
SOFT DRINKS 3.64%
      PepsiCo, Inc.                                        40,000      2,657,600
                                                                    ------------
TOTAL CONSUMER STAPLES (COST: $1,497,770)                              2,657,600
                                                                    ------------
ENERGY 21.20%
ENERGY - ALTERNATIVE SOURCES 1.32%
   - Suntech Power Holdings Co.,
      Ltd. - ADR(b)                                       100,000        964,000
                                                                    ------------
INTEGRATED OIL & GAS 2.22%
      Chevron Corp.                                        20,000      1,621,000
                                                                    ------------
OIL & GAS - EXPLORATION & PRODUCTION 5.09%
      BreitBurn Energy Partners LP                         50,000        913,500
      Devon Energy Corp.                                   30,000      1,942,200
   - McMoRan Exploration Co.(b)                            50,000        860,500
                                                                    ------------
                                                                       3,716,200
                                                                    ------------
OIL & GAS - STORAGE & TRANSPORTATION 12.57%
      Copano Energy LLC(c)                                 40,000      1,096,400
   - Kinder Morgan Management, LLC                         47,310      2,850,425
      MarkWest Energy Partners, LP                         30,000      1,077,600
      TC Pipelines LP(b)                                   30,000      1,396,500
      The Williams Companies, Inc.                        100,000      1,911,000
      Williams Partners LP(b)                              20,000        848,000
                                                                    ------------
                                                                       9,179,925
                                                                    ------------
TOTAL ENERGY (COST: $9,716,595)                                       15,481,125
                                                                    ------------
FINANCIAL SERVICES 10.24%
CONSUMER FINANCE 3.16%
      American Express Co.                                 55,000      2,311,650
                                                                    ------------
LIFE & HEALTH INSURANCE 2.11%
      MetLife, Inc.                                        40,000      1,538,000
                                                                    ------------

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 4.97%
     Bank of America Corp.                                130,000   $  1,704,300
   - Citigroup Inc.                                       250,000        975,000
     JPMorgan Chase & Co.                                  25,000        951,750
                                                                    ------------
                                                                       3,631,050
                                                                    ------------
TOTAL FINANCIAL SERVICES (COST: $4,504,925)                            7,480,700
                                                                    ------------
HEALTH CARE 1.56%
HEALTH CARE EQUIPMENT 1.56%
   - Intuitive Surgical, Inc.                               4,000      1,134,960
                                                                    ------------
TOTAL HEALTH CARE (COST: $966,310)                                     1,134,960
                                                                    ------------
INDUSTRIALS 8.21%
AEROSPACE & DEFENSE 1.95%
      United Technologies Corporation                      20,000      1,424,600
                                                                    ------------
CONSTRUCTION & ENGINEERING 1.36%
      Fluor Corp.                                          20,000        990,600
                                                                    ------------
CONSTRUCTION, FARM MACHINERY & TRUCKS 3.23%
      Caterpillar Inc.                                     30,000      2,360,400
                                                                    ------------
INDUSTRIAL CONGLOMERATES 1.67%
      General Electric Co.                                 75,000      1,218,750
                                                                    ------------
TOTAL INDUSTRIALS (COST: $3,782,232)                                   5,994,350
                                                                    ------------
INFORMATION TECHNOLOGY 25.35%
COMMUNICATIONS EQUIPMENT 1.20%
   - Cisco Systems, Inc.                                   40,000        876,000
                                                                    ------------
COMPUTER HARDWARE 16.95%
   - Apple Inc.(a)                                         30,000      8,512,500
   - EMC Corp.                                             50,000      1,015,500
     Hewlett-Packard Co.                                   20,000        841,400
     International Business Machines Corp.                 15,000      2,012,100
                                                                    ------------
                                                                      12,381,500
                                                                    ------------
INTERNET SOFTWARE & SERVICES 4.99%
   - Baidu, Inc. - ADR(a)                                  15,000      1,539,300
   - Google Inc., Class A                                   4,000      2,103,160
                                                                    ------------
                                                                       3,642,460
                                                                    ------------
SYSTEMS SOFTWARE 2.21%
      Oracle Corp.                                         60,000      1,611,000
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY (COST: $9,269,309)                       18,510,960
                                                                    ------------
MATERIALS 2.34%
DIVERSIFIED METALS & MINING 2.34%
      Freeport-McMoran Copper & Gold Inc.                  20,000      1,707,800
                                                                    ------------
TOTAL MATERIALS (COST: $1,199,433)                                     1,707,800
                                                                    ------------
TELECOMMUNICATIONS SERVICES 3.58%
DIVERSIFIED TELECOMMUNICATIONS SERVICES 0.00%
      Frontier Communications Corp.                           101            825
                                                                    ------------

SEE NOTES TO PORTFOLIO HOLDINGS


                                 BURNHAM FUND 1

Burnham Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2010 - (UNAUDITED)

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
INTEGRATED TELECOMMUNICATIONS SERVICES 3.58%
      CenturyTel, Inc.                                     25,000   $    986,500
      Verizon Communications Inc.                          50,000      1,629,500
                                                                    ------------
                                                                       2,616,000
                                                                    ------------
TOTAL TELECOMMUNICATIONS SERVICES (COST: $2,409,774)                   2,616,825
                                                                    ------------
TOTAL COMMON STOCKS (COST: $37,980,479)                               64,674,220
                                                                    ------------
EXCHANGE TRADED FUND 3.50%
   - SPDR Gold Trust                                       20,000      2,558,200
                                                                    ------------
TOTAL EXCHANGE TRADED FUND (COST: $1,538,510)                          2,558,200
                                                                    ------------
REGISTERED INVESTMENT COMPANY 1.35%
      The China Fund, Inc.                                 30,000        986,700
                                                                    ------------
TOTAL REGISTERED INVESTMENT COMPANY
   (COST: $669,675)                                                      986,700
                                                                    ------------
SHORT-TERM INSTRUMENTS(d) 13.66%
(PERCENTAGE OF NET ASSETS)
MONEY MARKET FUND 6.21%
      Invesco Aim Short-Term
         Investment Trust - Liquid Assets
         Portfolio(e)                                   4,536,504      4,536,504
                                                                    ------------
TOTAL MONEY MARKET FUND (COST: $4,536,504)                             4,536,504
                                                                    ------------

                                                         FACE
                                                         VALUE
                                                     ------------
TIME DEPOSIT 7.45%
      Citibank
      0.03%, 10/01/10                                $  5,442,192      5,442,192
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $5,442,192)                                  5,442,192
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $9,978,696)                        9,978,696
                                                                    ------------
TOTAL INVESTMENTS 107.08%
   (COST: $50,167,360)                                              $ 78,197,816
CALL OPTIONS WRITTEN (0.17)%
   (PREMIUMS RECEIVED: $85,615)                                         (122,300)
LIABILITIES, LESS CASH AND OTHER ASSETS (6.91)%                       (5,051,101)
                                                                    ------------
NET ASSETS 100.00%                                                  $ 73,024,415
                                                                    ============

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                     ------------   ------------
CALL OPTIONS WRITTEN (0.17)%
   Apple Inc. Calls
   @ 320 due Nov 10                                            50   $    (16,000)
                                                                    ------------
   Baidu, Inc. - ADR Calls
   @ 105 due Nov 10                                           100        (74,300)
                                                                    ------------
   Las Vegas Sands Corp. Calls
   @ 34 due Nov 10                                            100        (32,000)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $85,615)                                     $   (122,300)
                                                                    ============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT SEPTEMBER 30, 2010, BASED ON SECURITIES OWNED WAS $50,167,360. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2010 WAS $28,096,203 AND $(65,747), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

(b)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(c)  COMMON UNITS REPRESENTING LIMITED LIABILITY COMPANY INTERESTS

(d) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 7.45%.

(e) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

ADR - AMERICAN DEPOSITARY RECEIPT

                                                 SEE NOTES TO PORTFOLIO HOLDINGS


                                 2 BURNHAM FUND

BURNHAM Financial Services Fund

PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2010 - (UNAUDITED)

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS 96.72%
(PERCENTAGE OF NET ASSETS)
BANKS 38.58%
BANKS - REGIONAL 38.58%
   - 1st United Bancorp, Inc.                             359,150   $  2,309,335
      Alliance Financial Corp.                             12,500        377,875
      Ameris Bancorp(a)                                    50,000        467,500
      Bancorp Rhode Island, Inc.                           37,688      1,052,626
      Bar Harbor Bankshares                                17,000        470,900
      Berkshire Hills Bancorp, Inc.                        25,000        474,000
      Centerstate Banks Inc.                              206,250      1,769,625
      CNB Financial Corp.(a)                               36,072        495,990
      Columbia Banking System, Inc.                        30,000        589,500
   - Connecticut Bank & Trust Co.                          60,100        300,500
   - First California Financial Group, Inc.               263,650        651,216
   - First Horizon National Corp.                          50,829        579,959
      FirstMerit Corp.                                     70,000      1,282,400
   - Guaranty Bancorp                                     400,000        636,000
      IBERIABANK Corp.                                      4,550        227,409
      MB Financial, Inc.                                   25,000        405,500
      Midsouth Bancorp, Inc.(a)                            15,000        212,250
      Old National Bancorp                                 20,000        210,000
   - OmniAmerican Bancorp, Inc.(a)                         80,000        901,600
      Oriental Financial Group, Inc.(c)                   103,400      1,375,220
   - Popular, Inc.                                        300,666        871,931
      Porter Bancorp, Inc.                                126,924      1,274,317
      SCBT Financial Corp.                                  5,000        155,950
   - Seacoast Banking Corporation of Florida              499,138        608,948
      Sterling Bancorp                                    100,000        869,000
      Umpqua Holdings Corp.                                27,500        311,850
   - United Community Banks, Inc.                         309,366        692,980
      Washington Banking Co.                               47,700        661,122
                                                                    ------------
                                                                      20,235,503
                                                                    ------------
TOTAL BANKS (COST: $22,793,583)                                       20,235,503
                                                                    ------------
DIVERSIFIED FINANCIALS 26.86%
ASSET MANAGEMENT & CUSTODY BANKS 1.00%
      The Bank of New York Mellon Corp.(c)                 20,000        522,600
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 6.23%
   - Cowen Group, Inc., Class A                           520,499      1,712,442
     Evercore Partners Inc., Class A(c)                    40,000      1,144,400
   - Gleacher & Co., Inc.                                 254,200        409,262
                                                                    ------------
                                                                       3,266,104
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 4.84%
      Bank of America Corp.(c)                             25,000        327,750
      Bryn Mawr Bank Corp.                                 25,000        430,500
   - Western Liberty Bancorp(3)                           297,479      1,781,899
                                                                    ------------
                                                                       2,540,149
                                                                    ------------
PROPERTY & CASUALTY INSURANCE 5.00%
   - Hilltop Holdings Inc.                                 99,575        953,928
      Majestic Capital Ltd.                               353,132        130,659
   - Radian Group, Inc.(c)                                 70,000        547,400
   - The PMI Group, Inc.(a, c)                            270,000        990,900
                                                                    ------------
                                                                       2,622,887
                                                                    ------------

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
REAL ESTATE INVESTMENT TRUSTS 9.21%
      Pennymac Mortgage Investment Trust                  146,868   $  2,627,469
      Two Harbors Investment Corp.                        244,226      2,202,918
                                                                    ------------
                                                                       4,830,387
                                                                    ------------
UNREGISTERED INVESTMENT COMPANY 0.58%
      Peregrine Holdings Ltd.(3, 4, b)                    275,000        303,821
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS (COST: $18,630,189)                      14,085,948
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 31.28%
THRIFTS & MORTGAGE FINANCE 31.28%
      Bank of Atlanta(4, b)                               228,572        285,715
      Beacon Federal Bancorp, Inc.                         67,025        698,401
   - Beneficial Mutual Bancorp, Inc.                      179,000      1,605,630
      Charter Financial Corp.(a)                          130,000      1,066,000
   - Chicopee Bancorp, Inc.                                56,903        642,435
      Citizens South Banking Corp., Inc.                  300,288      1,501,440
   - FedFirst Financial Corp.                              20,000        224,000
   - Flagstar Bancorp, Inc.                                60,000        109,200
   - Investors Bancorp, Inc.                              114,500      1,355,680
   - Meridian Interstate Bancorp, Inc.(a)                  50,000        527,000
      Northwest Bancshares, Inc.                           97,500      1,091,025
      Oritani Financial Corp.                              16,150        161,177
      Parkvale Financial Corp.                             17,024        109,294
      People's United Financial, Inc.                     110,000      1,439,900
      Rome Bancorp, Inc.                                   28,522        266,395
      TFS Financial Corp.                                 292,975      2,692,440
   - United Western Bancorp, Inc.                         489,780        200,810
      ViewPoint Financial Group                           162,540      1,503,495
      Washington Federal, Inc.                             35,000        534,100
      WSFS Financial Corp.                                 10,400        390,104
                                                                    ------------
                                                                      16,404,241
                                                                    ------------
TOTAL THRIFTS & MORTGAGE FINANCE (COST: $22,383,781)                  16,404,241
                                                                    ------------
TOTAL COMMON STOCKS (COST: $63,807,553)                               50,725,692
                                                                    ------------
PREFERRED STOCKS 2.51%
(PERCENTAGE OF NET ASSETS)
BANKS 2.51%
BANKS - REGIONAL 2.51%
      Oriental Financial Group, Inc.(d)                    33,300        442,890
      Porter Bancorp, Inc.(e)                              86,956        873,039
                                                                    ------------
                                                                       1,315,929
                                                                    ------------
TOTAL BANKS (COST: $1,499,994)                                         1,315,929
                                                                    ------------
TOTAL PREFERRED STOCKS (COST: $1,499,994)                              1,315,929
                                                                    ------------
WARRANT 0.05%
   (PERCENTAGE OF NET ASSETS)
BANKS 0.05%
BANKS - REGIONAL 0.05%
   - Porter Bancorp, Inc., Expires 6/30/15                 43,478         25,791
                                                                    ------------
TOTAL BANKS (COST: $0)                                                    25,791
                                                                    ------------
TOTAL WARRANT (COST: $0)                                                  25,791
                                                                    ------------

SEE NOTES TO PORTFOLIO HOLDINGS


                            FINANCIAL SERVICES FUND 3

BURNHAM Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2010 - (UNAUDITED)

                                                         FACE
                                                         VALUE          VALUE
                                                     ------------   ------------
SHORT-TERM INSTRUMENTS(f) 4.60%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.19%
      Eastern Bank
      0.50%, 11/26/10                                $    100,000   $    100,000
                                                                    ------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                            100,000
                                                                    ------------

                                                       NUMBER OF
                                                        SHARES
                                                     ------------
MONEY MARKET FUND 4.41%
      Invesco Aim Short-Term Investment Trust -
         Liquid Assets Portfolio(g)                     2,310,830      2,310,830
                                                                    ------------
TOTAL MONEY MARKET FUND (COST: $2,310,830)                             2,310,830
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $2,410,830)                        2,410,830
                                                                    ------------
TOTAL INVESTMENTS 103.88%
   (COST: $67,718,377)                                              $ 54,478,242
CALL OPTIONS WRITTEN (0.12)%
   (PREMIUMS RECEIVED: $160,252)                                         (61,575)
LIABILITIES, LESS CASH AND OTHER ASSETS (3.76)%                       (1,971,328)
                                                                    ------------
NET ASSETS 100.00%                                                  $ 52,445,339
                                                                    ============

                                                       NUMBER OF
                                                       CONTRACTS
                                                     ------------
CALL OPTIONS WRITTEN (0.12)%
   Bank of America Corp. Calls
   @ 17.5 due Jan 11                                          150   $     (1,800)
                                                                    ------------
   Evercore Partners Inc., Class A Calls
   @ 30 due Nov 10                                            100        (11,500)
   @ 30 due Dec 10                                            100        (18,500)
                                                                    ------------
                                                                         (30,000)
                                                                    ------------
   Oriental Financial Group, Inc. Calls
   @ 15 due Nov 10                                            120         (3,000)
   @ 15 due Feb 11                                            100         (7,500)
   @ 17.5 due Feb 11                                          120         (2,400)
                                                                    ------------
                                                                         (12,900)
                                                                    ------------
   Radian Group, Inc. Calls
   @ 12.5 due Nov 10                                          100           (500)
   @ 15 due Jan 11                                            150         (1,125)
                                                                    ------------
                                                                          (1,625)
                                                                    ------------
   The Bank of New York Mellon Corp. Calls
   @ 29 due Jan 11                                            100         (6,000)
   @ 32 due Jan 11                                            100         (1,500)
                                                                    ------------
                                                                          (7,500)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                     ------------   ------------
   The PMI Group, Inc. Calls
   @ 5 due Jan 11                                             200   $     (4,000)
   @ 7.5 due Dec 10                                           500         (3,750)
                                                                    ------------
                                                                          (7,750)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $160,252)                                    $    (61,575)
                                                                    ============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT SEPTEMBER 30, 2010, BASED ON SECURITIES OWNED WAS $67,718,377. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2010 WAS $3,012,534 AND $(16,252,669), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  ALL OR PORTION OF SECURITY OUT ON LOAN.

(b) INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $589,536, REPRESENTING 1.12% OF NET ASSETS.

(c)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

(d) THE FUND IS A HOLDER OF MANDATORILY CONVERTIBLE NON-CUMULATIVE NON-VOTING PREFERRED STOCK SERIES C, $1,000 LIQUIDATION PREFERENCE PER SHARE.

(e) THE FUND IS A HOLDER OF CUMULATIVE MANDATORILY CONVERTIBLE PERPETUAL PREFERRED SHARES SERIES B.

(f) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 0.19%.

(g) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

                                                 SEE NOTES TO PORTFOLIO HOLDINGS


                            4 FINANCIAL SERVICES FUND

BURNHAM Financial Industries Fund

PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2010 - (UNAUDITED)

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS 95.96%
(PERCENTAGE OF NET ASSETS)
BANKS 28.62%
BANKS - REGIONAL 24.96%
   - 1st United Bancorp, Inc.(a)                          801,050   $  5,150,751
      Alliance Financial Corp.                             25,000        755,750
      Bancorp Rhode Island, Inc.                           20,690        577,872
      Centerstate Banks Inc.(a)                           659,000      5,654,220
      Columbia Banking System, Inc.                        84,300      1,656,495
   - Connecticut Bank & Trust Co.                          71,374        356,870
   - First California Financial Group, Inc.               718,200      1,773,954
   - First Horizon National Corp.                         152,485      1,739,857
      FirstMerit Corp.(a)                                 260,000      4,763,200
      IBERIABANK Corp.                                     12,000        599,760
      KeyCorp(b)                                           50,000        398,000
      Old National Bancorp                                 60,000        630,000
      Oriental Financial Group, Inc.(b)                   235,200      3,128,160
   - Popular, Inc.                                      1,000,000      2,900,000
      Porter Bancorp, Inc.(a)                              27,356        274,654
   - Seacoast Banking Corporation of Florida            1,300,000      1,586,000
      Umpqua Holdings Corp.                                82,500        935,550
   - United Community Banks, Inc.(c)                      828,500      1,855,840
                                                                    ------------
                                                                      34,736,933
                                                                    ------------
DIVERSIFIED BANKS 3.66%
      Comerica Inc.(b)                                     45,000      1,671,750
      U.S. Bancorp(b)                                     100,000      2,162,000
      Wells Fargo & Co.(b)                                 50,000      1,256,500
                                                                    ------------
                                                                       5,090,250
                                                                    ------------
TOTAL BANKS (COST: $40,420,422)                                       39,827,183
                                                                    ------------
DIVERSIFIED FINANCIALS 48.15%
ASSET MANAGEMENT & CUSTODY BANKS 4.39%
      Invesco Ltd.(a)                                      50,000      1,061,500
      State Street Corp.(b)                                75,000      2,824,500
      The Bank of New York Mellon Corp.(b)                 85,000      2,221,050
                                                                    ------------
                                                                       6,107,050
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 13.09%
   - Cowen Group, Inc., Class A(a)                      1,239,495      4,077,939
      Evercore Partners Inc., Class A(b)                  120,000      3,433,200
   - Gleacher & Co., Inc.(c)                            2,555,200      4,113,872
      Lazard Ltd., Class A(b)                             100,000      3,508,000
      Morgan Stanley(b)                                   125,000      3,085,000
                                                                    ------------
                                                                      18,218,011
                                                                    ------------
LIFE & HEALTH INSURANCE 1.66%
      MetLife, Inc.(b)                                     60,000      2,307,000
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 11.70%
      Bank of America Corp.(b)                            100,000      1,311,000
   - Citigroup Inc.                                     1,000,000      3,900,000
      JPMorgan Chase & Co.                                 25,000        951,750
      PNC Financial Services Group, Inc.(b)                55,000      2,855,050
   - Western Liberty Bancorp(3, a)                      1,212,690      7,264,013
                                                                    ------------
                                                                      16,281,813
                                                                    ------------

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
PROPERTY & CASUALTY INSURANCE 6.01%
   - Hilltop Holdings Inc.                                232,479   $  2,227,149
   - Majestic Capital Ltd.                                133,804         49,507
      Radian Group, Inc.(b)                               210,000      1,642,200
   - The PMI Group, Inc.(b, c)                          1,210,000      4,440,700
                                                                    ------------
                                                                       8,359,556
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS 11.30%
      Invesco Mortgage Capital, Inc.                      174,449      3,754,143
      Pennymac Mortgage Investment Trust(a)               380,868      6,813,729
      Two Harbors Investment Corp.(a)                     572,668      5,165,465
                                                                    ------------
                                                                      15,733,337
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS (COST: $76,828,746)                      67,006,767
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 19.19%
THRIFTS & MORTGAGE FINANCE 19.19%
      Beacon Federal Bancorp, Inc.                        192,616      2,007,059
      Citizens South Banking Corp., Inc.                  348,452      1,742,260
   - Flagstar Bancorp, Inc.                               180,000        327,600
   - Investors Bancorp, Inc.(a)                           279,000      3,303,360
      New York Community Bancorp, Inc.(b)                  50,000        812,500
      Northwest Bancshares, Inc.                          142,500      1,594,575
      Oritani Financial Corp.                              48,450        483,531
      People's United Financial, Inc.(a)                  175,000      2,290,750
      TFS Financial Corp.(a)                              742,000      6,818,980
   - United Western Bancorp, Inc.(a)                    1,060,390        434,760
      ViewPoint Financial Group                           487,622      4,510,503
      Washington Federal, Inc.                             80,000      1,220,800
      WSFS Financial Corp.                                 31,200      1,170,312
                                                                    ------------
                                                                      26,716,990
                                                                    ------------
TOTAL THRIFTS & MORTGAGE FINANCE (COST: $32,433,154)                  26,716,990
                                                                    ------------
TOTAL COMMON STOCKS (COST: $149,682,322)                              133,550,940
                                                                    ------------
PREFERRED STOCKS 3.47%
(PERCENTAGE OF NET ASSETS)
BANKS 3.47%
BANKS - REGIONAL 3.47%
      Oriental Financial Group, Inc.(d)                   166,500      2,214,450
      Porter Bancorp, Inc.(e)                             260,870      2,619,135
                                                                    ------------
                                                                       4,833,585
                                                                    ------------
TOTAL BANKS (COST: $5,500,005)                                         4,833,585
                                                                    ------------
TOTAL PREFERRED STOCKS (COST: $5,500,005)                              4,833,585
                                                                    ------------
WARRANT 0.06%
(PERCENTAGE OF NET ASSETS)
BANKS 0.06%
BANKS - REGIONAL 0.06%
   - Porter Bancorp, Inc.,
      Expires 6/30/15                                     130,435         77,374
                                                                    ------------
TOTAL BANKS (COST: $0)                                                    77,374
                                                                    ------------
TOTAL WARRANT (COST: $0)                                                  77,374
                                                                    ------------

SEE NOTES TO PORTFOLIO HOLDINGS


                          FINANCIAL INDUSTRIES FUND 5

BURNHAM Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2010 - (UNAUDITED)

                                                         FACE
                                                         VALUE          VALUE
                                                     ------------   ------------
SHORT-TERM INSTRUMENTS(f) 4.39%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.07%
      Eastern Bank
      0.50%, 11/26/10                                $    100,000   $    100,000
                                                                    ------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                            100,000
                                                                    ------------

                                                       NUMBER OF
                                                        SHARES
                                                     ------------
MONEY MARKET FUND 3.51%
      Invesco Aim Short-Term
      Investment Trust - Liquid Assets
      Portfolio(g)                                      4,885,460      4,885,460
                                                                    ------------
TOTAL MONEY MARKET FUND (COST: $4,885,460)                             4,885,460
                                                                    ------------

                                                         FACE
                                                         VALUE
                                                     ------------
TIME DEPOSIT 0.81%
      HSBC Bank USA
      0.03%, 10/01/10                                $  1,119,681      1,119,681
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $1,119,681)                                  1,119,681
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $6,105,141)                        6,105,141
                                                                    ------------
TOTAL INVESTMENTS 103.88%
   (COST: $161,287,468)                                             $144,567,040
SHORT SALES (13.21%)
   (PROCEEDS: $16,959,346)                                           (18,377,450)
CALL OPTIONS WRITTEN (0.46)%
   (PREMIUMS RECEIVED: $1,366,670)                                      (635,963)
PUT OPTIONS WRITTEN (0.22)%
   (PREMIUMS RECEIVED: $655,492)                                        (314,425)
CASH AND OTHER ASSETS, LESS LIABILITIES 10.01%                        13,928,584
                                                                    ------------
NET ASSETS 100.00%                                                  $139,167,786
                                                                    ============

                                                       NUMBER OF
                                                        SHARES
                                                     ------------
SHORT SALES (13.21)%
      Aflac, Inc.(b)                                       15,000   $   (775,650)
      Annaly Capital Management, Inc.                      90,000     (1,584,000)
      Associated Banc-Corp                                 30,000       (395,700)
      City National Corp.(b)                               40,000     (2,122,800)
      Community Bank System, Inc.(b)                       75,000     (1,725,750)
      Cullen/Frost Bankers, Inc.(b)                        30,000     (1,616,100)
      Post Properties, Inc.(b)                             95,000     (2,652,400)
      Principal Financial Group, Inc.(b)                   50,000     (1,296,000)

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                     ------------   ------------
      Renasant Corp.                                       20,000   $   (304,200)
   - Signature Bank(b)                                     65,000     (2,524,600)
      SunTrust Banks, Inc.(b)                              60,000     (1,549,800)
   - SVB Financial Group(b)                                15,000       (634,800)
      Torchmark Corp.                                      22,500     (1,195,650)
                                                                    ------------
TOTAL SHORT SALES (PROCEEDS: $16,959,346)                            (18,377,450)
                                                                    ============

                                                       NUMBER OF
                                                       CONTRACTS
                                                     ------------
CALL OPTIONS WRITTEN (0.46)%
   Bank of America Corp. Calls
   @17.5 due Jan 11                                           250         (3,000)
   @21 due Nov 10                                             225           (113)
                                                                    ------------
                                                                          (3,113)
                                                                    ------------
   Comerica Inc. Calls
   @40 due Jan 11                                             125        (19,500)
   @42.5 due Oct 10                                           100           (500)
   @45 due Jan 11                                             225         (9,000)
                                                                    ------------
                                                                         (29,000)
                                                                    ------------
   Evercore Partners Inc., Class A Calls
   @30 due Nov 10                                             300        (34,500)
   @30 due Dec 10                                             300        (55,500)
                                                                    ------------
                                                                         (90,000)
                                                                    ------------
   KeyCorp Calls
   @10 due Jan 11                                             500        (11,000)
                                                                    ------------
   Lazard Ltd., Class A Calls
   @30 due Dec 10                                             250       (130,000)
   @35 due Dec 10                                             200        (47,000)
                                                                    ------------
                                                                        (177,000)
                                                                    ------------
   MetLife, Inc. Calls
   @45 due Jan 11                                             300        (20,400)
   @50 due Jan 11                                             300         (6,000)
                                                                    ------------
                                                                         (26,400)
                                                                    ------------
   Morgan Stanley Calls
   @27 due Oct 10                                             250         (1,750)
   @27.5 due Jan 11                                           250        (23,500)
   @29 due Jan 11                                             250        (13,750)
   @30 due Jan 11                                             250        (10,000)
   @32 due Oct 10                                             250           (250)
                                                                    ------------
                                                                         (49,250)
                                                                    ------------
   New York Community Bancorp, Inc. Calls
   @17 due Oct 10                                             500         (5,000)
                                                                    ------------
   Oriental Financial Group, Inc. Calls
   @15 due Nov 10                                             360         (9,000)
   @15 due Feb 11                                             300        (22,500)
   @17.5 due Feb 11                                           360         (7,200)
                                                                    ------------
                                                                         (38,700)
                                                                    ------------

                                                 SEE NOTES TO PORTFOLIO HOLDINGS


                           6 FINANCIAL INDUSTRIES FUND

BURNHAM Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2010 - (UNAUDITED)

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                     ------------   ------------
   PNC Financial Services Group, Inc. Calls
   @62.5 due Jan 11                                           200   $    (14,000)
   @65 due Jan 11                                             150         (7,650)
   @72.5 due Nov 10                                           100           (250)
   @75 due Nov 10                                             100           (200)
                                                                    ------------
                                                                         (22,100)
                                                                    ------------
   Radian Group, Inc. Calls
   @12.5 due Nov 10                                           300         (1,500)
   @15 due Jan 11                                             450         (3,375)
                                                                    ------------
                                                                          (4,875)
                                                                    ------------
   State Street Corp. Calls
   @40 due Nov 10                                             250        (27,500)
   @42 due Jan 11                                             250        (40,250)
   @44 due Feb 11                                             250        (34,000)
                                                                    ------------
                                                                        (101,750)
                                                                    ------------
   The Bank of New York Mellon Corp. Calls
   @29 due Jan 11                                             550        (33,000)
   @32 due Jan 11                                             300         (4,500)
                                                                    ------------
                                                                         (37,500)
                                                                    ------------
   The PMI Group, Inc. Calls
   @5 due Jan 11                                              600        (12,000)
   @7.5 due Dec 10                                          1,500        (11,250)
                                                                    ------------
                                                                         (23,250)
                                                                    ------------
   U.S. Bancorp Calls
   @27.5 due Jan 11                                           750        (11,250)
                                                                    ------------
   Wells Fargo & Co. Calls
   @31 due Oct 10                                             275           (825)
   @32.5 due Jan 11                                           225         (4,950)
                                                                    ------------
                                                                          (5,775)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $1,366,670)                                  $   (635,963)
                                                                    ============
PUT OPTIONS WRITTEN (0.22)%
   Aflac, Inc. Puts
   @47 due Jan 11                                             150        (34,500)
                                                                    ------------
   City National Corp. Puts
   @40 due Nov 10                                             150         (1,500)
   @40 due Feb 11                                             125        (10,625)
   @45 due Nov 10                                             125         (5,000)
                                                                    ------------
                                                                         (17,125)
                                                                    ------------
   Community Bank System, Inc. Puts
   @20 due Nov 10                                             225         (3,375)
   @20 due Feb 11                                             225        (18,000)
   @22.5 due Nov 10                                           150        (13,500)
   @25 due Nov 10                                             150        (35,250)
                                                                    ------------
                                                                         (70,125)
                                                                    ------------
   Cullen/Frost Bankers, Inc. Puts
   @45 due Oct 10                                             150           (750)
   @45 due Jan 11                                             150         (7,500)
                                                                    ------------
                                                                          (8,250)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                     ------------   ------------

   Post Properties, Inc. Puts
   @20 due Dec 10                                             300   $     (6,000)
   @25 due Dec 10                                             300        (15,000)
                                                                    ------------
                                                                         (21,000)
                                                                    ------------
   Principal Financial Group, Inc. Puts
   @20 due Oct 10                                             200         (1,000)
   @22.5 due Jan 11                                           300        (34,500)
                                                                    ------------
                                                                         (35,500)
                                                                    ------------
   Signature Bank Puts
   @35 due Oct 10                                              50           (875)
   @35 due Dec 10                                             300        (22,500)
   @35 due Mar 11                                             150        (24,750)
                                                                    ------------
                                                                         (48,125)
                                                                    ------------
   SunTrust Banks, Inc. Puts
   @21 due Oct 10                                             150           (600)
   @21 due Jan 11                                             150        (12,000)
   @23 due Oct 10                                             150         (1,800)
   @24 due Jan 11                                             150        (24,150)
                                                                    ------------
                                                                         (38,550)
                                                                    ------------
   SVB Financial Group Puts
   @40 due Feb 11                                             150        (41,250)
                                                                    ------------
TOTAL PUT OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $655,492)                                    $   (314,425)
                                                                    ============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT SEPTEMBER 30, 2010, BASED ON SECURITIES OWNED WAS $161,287,468. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2010 WAS $6,472,405 AND $(23,192,833), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a) SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD SHORT. THE FUNDS ARE REQUIRED TO ESTABLISH A MARGIN ACCOUNT WITH THE BROKER LENDING THE SECURITY SOLD SHORT. WHILE THE SHORT SALE IS OUTSTANDING, THE BROKER RETAINS THE PROCEEDS OF THE SHORT SALE AND THE FUND MUST MAINTAIN A DEPOSIT WITH THE BROKER CONSISTING OF CASH AND SECURITIES HAVING A VALUE EQUAL TO A SPECIFIED PERCENTAGE OF THE VALUE OF THE SECURITIES SOLD SHORT. THE FUND IS OBLIGATED TO PAY THE COUNTERPARTY ANY DIVIDENDS OR INTEREST DUE ON SECURITIES SOLD SHORT. SUCH DIVIDENDS AND INTEREST ARE RECORDED AS AN EXPENSE TO THE FUND.

(b)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL/PUT OPTIONS WERE WRITTEN.

(c)  ALL OR PORTION OF SECURITY OUT ON LOAN.

(d) THE FUND IS A HOLDER OF MANDATORILY CONVERTIBLE NON-CUMULATIVE NON-VOTING PREFERRED STOCK SERIES C, $1,000 LIQUIDATION PREFERENCE PER SHARE.

(e) THE FUND IS A HOLDER OF CUMULATIVE MANDATORILY CONVERTIBLE PERPETUAL PREFERRED SHARES SERIES B.

(f) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 0.88%.

(g) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

SEE NOTES TO PORTFOLIO HOLDINGS


                           FINANCIAL INDUSTRIES FUND 7

BURNHAM U.S. Government Money Market Fund

PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2010 - (UNAUDITED)

                                                         FACE
                                                         VALUE          VALUE
                                                     ------------   ------------
SHORT-TERM INSTRUMENTS 99.98%
   (PERCENTAGE OF NET ASSETS)
U.S. GOVERNMENT AGENCY OBLIGATIONS 32.74%
   Federal Home Loan Mortgage Corp.
   0.18%, 12/06/10                                   $ 19,095,000   $ 19,088,699
   0.20%, 11/23/10                                     40,000,000     39,988,222
                                                                    ------------
                                                                      59,076,921
                                                                    ------------
   Federal National Mortgage Association
   0.21%, 2/16/11                                      15,000,000     14,987,925
   0.22%, 3/01/11                                      13,000,000     12,988,004
                                                                    ------------
                                                                      27,975,929
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST: $87,052,850)                                                87,052,850
                                                                    ------------
U.S. GOVERNMENT ASSET BACKED COMMERCIAL PAPER
   9.40%
   Straight-A Funding, LLC
   0.30%, 11/03/10                                     25,000,000     24,993,125
                                                                    ------------
TOTAL U.S. GOVERNMENT ASSET BACKED COMMERCIAL
   PAPER
   (COST: $24,993,125)                                                24,993,125
                                                                    ------------
CERTIFICATES OF DEPOSIT 8.28%
   KBC Bank N.V
   0.70%, 10/15/10                                     11,000,000     11,000,085
                                                                    ------------
   Rabobank
   0.46%, 11/05/10                                     11,000,000     11,000,427
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
   (COST: $22,000,512)                                                22,000,512
                                                                    ------------
COMMERCIAL PAPER 8.28%
   Dexia Delaware, LLC
   0.34%, 10/06/10                                     11,000,000     10,999,481
                                                                    ------------
   Societe Generale
   0.23%, 10/05/10                                     11,000,000     10,999,725
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (COST: $21,999,206)                                                21,999,206
                                                                    ------------

                                                         FACE
                                                         VALUE          VALUE
                                                     ------------   ------------
REPURCHASE AGREEMENTS 41.26%
   Bank of America Corp., 0.23% dated 9/30/10,
      to be repurchased at $39,700,254 on 10/01/10
      (collateralized by $39,015,831 GNMA,
      3.65-4.00% due 9/15/40-9/15/45, value
      $40,494,001)                                   $ 39,700,000   $ 39,700,000
                                                                    ------------
   JPMorgan Chase & Co., 0.26% dated 9/30/10, to
      be repurchased at $10,000,072 on 10/01/10
      (collateralized by $9,550,644 GNMA, 5.00%
      due 5/20/40-6/20/40, value $10,202,072)          10,000,000     10,000,000
                                                                    ------------
   The Bank of New York Mellon Corp., 0.36% dated
      9/30/10, to be repurchased at $35,000,350
      on 10/01/10 (collateralized by $34,574,860
      FNMA, 3.50-4.50% due 10/1/25-9/1/40, value
      $35,700,000)                                     35,000,000     35,000,000
                                                                    ------------
   The Goldman Sachs Group, Inc., 0.21% dated
      9/30/10, to be repurchased at $25,000,146
      on 10/01/10 (collateralized by $26,834,658
      GNMA, 0.71-5.00% due 12/20/39-1/16/40, value
      $25,500,001)                                     25,000,000     25,000,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (COST: $109,700,000)                                              109,700,000
                                                                    ------------
TIME DEPOSIT 0.02%
   Citibank
   0.03%, 10/01/10                                         66,091         66,091
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $66,091)                                        66,091
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS
   (COST: $265,811,784)                                              265,811,784
                                                                    ------------
TOTAL INVESTMENTS 99.98%
   (COST: $265,811,784)*                                            $265,811,784
CASH AND OTHER ASSETS, LESS LIABILITIES 0.02%                             51,758
                                                                    ------------
NET ASSETS 100.00%                                                  $265,863,542
                                                                    ============


*    AGGREGATE COST FOR FEDERAL TAX PURPOSES.

                                                 SEE NOTES TO PORTFOLIO HOLDINGS


                       8 U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2010 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1. VALUING SECURITIES

     THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

     STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. IF THERE ARE NO TRADES OR NO CLOSING PRICE THAT DAY, SECURITIES ARE VALUED AT THE LAST AVAILABLE OR OFFICIAL BID PRICE.

     BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

     MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

     REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

     OPTION CONTRACTS MAY BE WRITTEN OR PURCHASED BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKET. WHEN A FUND WRITES A CALL OR PUT OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY TO REFLECT THE CURRENT VALUE OF THE OPTION WRITTEN. THE WRITING OR PURCHASE OF PUT OR CALL OPTIONS MAY RESULT IN LOSSES TO THE FUND, FORCE THE PURCHASE OR SALE, RESPECTIVELY, OF PORTFOLIO SECURITIES AT INOPPORTUNE TIMES OR FOR PRICES HIGHER THAN OR LOWER THAN IN CURRENT MARKET VALUES, LIMIT THE AMOUNT OF APPRECIATION THE FUND CAN REALIZE ON ITS INVESTMENTS OR CAUSE THE FUND TO HOLD A SECURITY IT MIGHT OTHERWISE SELL OR SELL A SECURITY IT MIGHT OTHERWISE HOLD. WHEN AN OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

     EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, OPTIONS ARE VALUED AT THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

     SHORT SALES

     SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES; CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS' PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

     SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

     FAIR VALUE PRICING

     EACH FUND (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS. BY ITS NATURE A FAIR VALUE PRICE IS AN ESTIMATE AND DIFFERENCE BETWEEN FAIR VALUE AND WHAT A SECURITY IS SOLD FOR COULD BE MATERIAL. SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE, OR THAT HAVE QUOTATIONS WHICH MANAGEMENT BELIEVES ARE NOT RELIABLE, ARE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER CONSISTENTLY APPLIED PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE BOARD OF TRUSTEES. FOR ADDITIONAL INFORMATION SEE NOTE 5 -- FAIR VALUE OF FINANCIAL INSTRUMENTS.

     ACCOUNTING FOR PORTFOLIO TRANSACTIONS

     THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2. SECURITIES LENDING

     THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

     WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND


                          NOTES TO PORTFOLIO HOLDINGS 9

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2010 (UNAUDITED)

     MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.

     AT SEPTEMBER 30, 2010, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                                          % OF     VALUE OF
                     LOANED SECURITIES     NET       CASH
                        MARKET VALUE     ASSETS   COLLATERAL
                     -----------------   ------   ----------
BURNHAM FUND             $4,436,849       6.08%   $4,536,504
BURNHAM FINANCIAL
   SERVICES FUND         $2,256,505       4.30%   $2,310,830
BURNHAM FINANCIAL
   INDUSTRIES FUND       $4,756,369       3.42%   $4,885,460

3. TRANSACTIONS WITH AFFILIATED SECURITIES

     DURING THE PERIOD ENDED SEPTEMBER 30, 2010, THE BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

                                                                CHANGE IN
                                       VALUE AT     COST OF     UNREALIZED    VALUE AT    DIVIDEND
AFFILIATE                              12/31/09    PURCHASES   GAIN/(LOSS)     9/30/10     INCOME
---------                             ----------   ---------   -----------   ----------   --------
BURNHAM FINANCIAL SERVICES FUND:
PEREGRINE HOLDINGS LTD.               $  302,946    $    875   $        --   $  303,821      $--
WESTERN LIBERTY BANCORP               $2,128,882    $ 97,640   $  (444,623)  $1,781,899      $--
BURNHAM FINANCIAL INDUSTRIES FUND:
WESTERN LIBERTY BANCORP               $8,823,757    $292,930   $(1,852,674)  $7,264,013      $--

4. RESTRICTED SECURITIES

     WITH THE EXCEPTION OF THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, THE FUNDS MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS IN SECURITIES SUBJECT TO LEGAL OR CONTRACTUAL RISKS ("RESTRICTED SECURITIES"). AT SEPTEMBER 30, 2010, THE BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT"). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IS DETERMINED IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A OF THE 1933 ACT.

                      DESCRIPTION,     SHARES/
                   DATE OF PURCHASE,     FACE
FUND                % OF NET ASSETS     VALUE       COST        VALUE
----               -----------------   -------   ----------   --------
BURNHAM            BANK OF ATLANTA
   FINANCIAL       05/08/06            228,572   $1,600,004   $285,715
   SERVICES FUND   0.54%
                   PEREGRINE
                   HOLDINGS LTD.
                   05/31/02            275,000   $  303,821   $303,821
                   0.58%

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

     EFFECTIVE JANUARY 1, 2008, THE FUNDS ADOPTED THE ACCOUNTING STANDARDS CODIFICATION 820 - FAIR VALUE MEASUREMENTS AND DISCLOSURES ("ASC 820"). ASC 820 DEFINES FAIR VALUE AS THE PRICE THAT WOULD BE RECEIVED TO SELL AN ASSET OR PAID TO TRANSFER A LIABILITY IN AN ORDERLY TRANSACTION BETWEEN MARKET PARTICIPANTS AT THE MEASUREMENT DATE, UNDER CURRENT MARKET CONDITIONS. ASC 820 ESTABLISHES A HIERARCHY THAT PRIORITIZES THE INPUTS TO VALUATION METHODS GIVING THE HIGHEST PRIORITY TO READILY AVAILABLE UNADJUSTED QUOTE PRICES IN AN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1) AND THE LOWEST PRIORITY TO SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) GENERALLY WHEN MARKET PRICES ARE NOT READILY AVAILABLE OR ARE UNRELIABLE. BASED ON THE VALUATION INPUTS, THE SECURITIES OR OTHER INVESTMENTS ARE TIRED INTO ONE OF THREE LEVELS. CHANGES IN VALUATION METHODS MAY RESULT IN TRANSFERS IN OR OUT OF AN INVESTMENT'S ASSIGNED LEVEL:

     LEVEL 1 - PRICES ARE DETERMINED USING EXCHANGE-TRADED PRICES IN ACTIVE MARKETS FOR IDENTICAL SECURITIES. THIS TECHNIQUE IS USED FOR
     EXCHANGE-TRADED DOMESTIC COMMON AND PREFERRED EQUITIES AND CERTAIN OPTIONS.

     LEVEL 2 - PRICES ARE DETERMINED USING SIGNIFICANT OBSERVABLE INPUTS. OBSERVABLE INPUTS MAY INCLUDE QUOTED PRICES FOR SIMILAR SECURITIES, INTEREST RATES, PREPAYMENT SPEEDS AND CREDIT RISK. PRICES FOR SECURITIES VALUED USING THESE TECHNIQUES ARE RECEIVED FROM INDEPENDENT PRICING VENDORS AND ARE BASED ON AN EVALUATION OF THE INPUTS DESCRIBED. THESE TECHNIQUES ARE USED FOR CERTAIN DOMESTIC PREFERRED EQUITIES, UNLISTED RIGHTS AND WARRANTS AND CERTAIN OPTIONS.

     LEVEL 3 - PRICES ARE DETERMINED USING SIGNIFICANT UNOBSERVABLE INPUTS. IN SITUATIONS WHERE QUOTED PRICES OR OBSERVABLE INPUTS ARE AVAILABLE, SUCH AS WHEN THERE IS LITTLE OR NO MARKET ACTIVITY FOR AN INVESTMENT, UNOBSERVABLE INPUTS MAY BE USED. UNOBSERVABLE INPUTS REFLECT THE TRUST'S VALUATION COMMITTEE'S OWN ASSUMPTIONS ABOUT THE FACTORS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN INVESTMENT AND WOULD BE BASED ON THE BEST INFORMATION AVAILABLE. THESE INPUTS INCLUDE, BUT ARE NOT LIMITED TO, ANY AVAILABLE MARKET PRICES FOR THE SECURITY OR FOR SECURITIES DEEMED COMPARABLE; THE COST OF THE SECURITY AT THE DATE OF PURCHASE; FUNDAMENTAL ANALYTICAL DATA RELATING TO THE ISSUER OF THE SECURITY, THE TYPE OF SECURITY AND RELEVANT FINANCIAL STATEMENTS; SPECIAL REPORTS, IF ANY PREPARED BY QUALIFIED ANALYSTS; AND THE NATURE AND DURATION OF RESTRICTIONS, IF ANY, ON DISPOSITION OF THE SECURITY. SECURITIES USING THIS TECHNIQUE ARE GENERALLY THINLY TRADED OR PRIVATELY PLACED, AND MAY BE VALUED USING BROKER QUOTES, WHICH MANY NOT ONLY USE OBSERVABLE OR UNOBSERVABLE INPUTS BUT MAY ALSO INCLUDE THE USE OF BROKERS' OWN JUDGMENTS ABOUT THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE.

     THE FOLLOWING IS A SUMMARY OF THE TIERED VALUATION INPUT LEVELS, AS OF SEPTEMBER 30, 2010. THE LEVEL ASSIGNED TO THE SECURITIES VALUATIONS MAY NOT BE AN INDICATION OF THE RISK OR LIQUIDITY ASSOCIATED WITH INVESTING IN THOSE SECURITIES. BECAUSE OF THE INHERENT UNCERTAINTIES OF VALUATION, THE VALUES REFLECTED IN THE FINANCIAL STATEMENTS MAY MATERIALLY DIFFER FROM THE VALUE RECEIVED UPON ACTUAL SALE OF THOSE INVESTMENTS.


                         10 NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2010 (UNAUDITED)

AT SEPTEMBER 30, 2010                          LEVEL I       LEVEL II     LEVEL III       TOTAL
---------------------                       ------------   ------------   ---------   ------------
BURNHAM FUND
   COMMON STOCK:
      CONSUMER DISCRETIONARY                $  9,089,900   $         --    $     --   $  9,089,900
      CONSUMER STAPLES                         2,657,600             --          --      2,657,600
      ENERGY                                  15,481,125             --          --     15,481,125
      FINANCIAL SERVICES                       7,480,700             --          --      7,480,700
      HEALTH CARE                              1,134,960             --          --      1,134,960
      INDUSTRIALS                              5,994,350             --          --      5,994,350
      INFORMATION TECHNOLOGY                  18,510,960             --          --     18,510,960
      MATERIALS                                1,707,800             --          --      1,707,800
      TELECOMMUNICATIONS SERVICES              2,616,825             --          --      2,616,825
      EXCHANGE TRADED FUND                     2,558,200             --          --      2,558,200
      REGISTERED INVESTMENT COMPANY              986,700             --          --        986,700
      OTHER DEBT OBLIGATION                           --      9,978,696          --      9,978,696
      WRITTEN OPTIONS                           (122,300)            --          --       (122,300)
BURNHAM FINANCIAL SERVICES FUND
   COMMON STOCK:
      BANKS                                 $ 20,235,503   $         --    $     --   $ 20,235,503
      DIVERSIFIED FINANCIALS                  13,782,127             --     303,821     14,085,948
      THRIFTS & MORTGAGE FINANCE              16,118,526             --     285,715     16,404,241
   PREFERRED STOCKS:
      BANKS                                    1,315,929             --          --      1,315,929
   WARRANT:
      BANKS                                           --         25,791          --         25,791
   OTHER DEBT OBLIGATION                              --      2,410,830          --      2,410,830
   WRITTEN OPTIONS                               (56,200)        (5,375)         --        (61,575)
BURNHAM FINANCIAL INDUSTRIES FUND
   COMMON STOCK:
      BANKS                                 $ 39,827,183   $         --    $     --   $ 39,827,183
      DIVERSIFIED FINANCIALS                  67,006,767             --          --     67,006,767
      THRIFTS & MORTGAGE FINANCE              26,716,990             --          --     26,716,990
   PREFERRED STOCKS:
      BANKS                                    4,833,585             --          --      4,833,585
   WARRANT:
      BANKS                                           --         77,374          --         77,374
   OTHER DEBT OBLIGATION                              --      6,105,141          --      6,105,141
   SHORT SALES                               (18,377,450)            --          --    (18,377,450)
   WRITTEN OPTIONS                              (930,825)       (19,563)         --       (950,388)
BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
   U.S. GOVERNMENT OBLIGATIONS              $         --   $ 87,052,850    $     --   $ 87,052,850
   U.S. GOVERNMENT ASSET BACKED
      COMMERCIAL PAPER                                --     24,993,125          --     24,993,125
   CERTIFICATE OF DEPOSIT                             --     22,000,512          --     22,000,512
   COMMERCIAL PAPER                                   --     21,999,206          --     21,999,206
   REPURCHASE AGREEMENTS                              --    109,700,000          --    109,700,000
   OTHER DEBT OBLIGATION                              --         66,091          --         66,091

     DURING THE PERIOD ENDED SEPTEMBER 30, 2010, THERE WERE NO SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2.

     THE FOLLOWING TABLE SUMMARIZES THE CHANGE IN VALUE ASSOCIATED WITH LEVEL 3 FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE FOR THE PERIOD ENDED SEPTEMBER 30, 2010:

                                    LEVEL 3
BURNHAM FINANCIAL SERVICES FUND   ASSETS, NET
-------------------------------   -----------
COMMON STOCK:
   BALANCE, JANUARY 1, 2010        $ 931,519
   PURCHASES                             875
   UNREALIZED LOSS                  (342,858)
                                   ---------
   BALANCE, SEPTEMBER 30, 2010     $ 589,536
                                   =========

6. SUBSEQUENT EVENTS

     THE ADVISER HAS EVALUATED EVENTS AND TRANSACTIONS FOR POTENTIAL RECOGNITION OR DISCLOSURE AND HAS DETERMINED THAT THERE ARE NO MATERIAL EVENTS THAT WOULD REQUIRE ADDITIONAL DISCLOSURE THROUGH THE DATE THE PORTFOLIO HOLDINGS WERE ISSUED.

7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     IN JANUARY 2010, THE FINANCIAL ACCOUNTING STANDARDS BOARD ISSUED ACCOUNTING STANDARDS UPDATE ("ASU") NO. 2010-06 "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS." ASU NO. 2010-06 CLARIFIES EXISTING DISCLOSURE AND REQUIRES ADDITIONAL DISCLOSURES REGARDING FAIR VALUE MEASUREMENTS. EFFECTIVE FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2010, AND FOR INTERIM PERIODS WITHIN THOSE FISCAL YEARS, ENTITIES WILL NEED TO DISCLOSE INFORMATION ABOUT PURCHASES, SALES, ISSUANCES AND SETTLEMENTS OF LEVEL 3 SECURITIES ON A GROSS BASIS, RATHER THAN AS A NET NUMBER AS CURRENTLY REQUIRED. THE ADVISER IS CURRENTLY EVALUATING THE IMPACT ASU NO. 2010-06 WILL HAVE ON THE PORTFOLIO HOLDINGS DISCLOSURES.


                         NOTES TO PORTFOLIO HOLDINGS 11

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BURNHAM INVESTORS TRUST
(Registrant)


By: /s/ Jon M. Burnham
    ---------------------------------
    Jon M. Burnham, Chief Executive
    Officer

Date: November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jon M. Burnham
    ---------------------------------
    Jon M. Burnham, Chief Executive
    Officer

Date: November 17, 2010


By: /s/ Michael E. Barna
    ---------------------------------
    Michael E. Barna, Chief Financial
    Officer

Date: November 17, 2010